Exhibit 99.1

BX Commercial Mortgage Trust 2020-VIV3

Commercial Mortgage Pass-Through Certificates, Series 2020-VIV3

Report To:

Citigroup Commercial Mortgage Securities Inc.

Citi Real Estate Funding Inc.

Citigroup Global Markets Inc.

German American Capital Corporation

Deutsche Bank Securities Inc.

Barclays Capital Real Estate Inc.

Barclays Capital Inc.

Societe Generale Financial Corporation

SG Americas Securities, LLC

2 September 2020

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Citigroup Commercial Mortgage Securities Inc. Citi Real Estate Funding Inc. Citigroup Global Markets Inc. 388 Greenwich Street New York, New York 10013	German American Capital Corporation Deutsche Bank Securities Inc. 60 Wall Street, 10th Floor New York, New York 10005

Barclays Capital Real Estate Inc. Barclays Capital Inc. 745 Seventh Avenue New York, New York 10019	Societe Generale Financial Corporation SG Americas Securities, LLC 245 Park Avenue New York, New York 10167

Re:	BX Commercial Mortgage Trust 2020-VIV3 (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2020-VIV3 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist the Specified Parties in evaluating certain information with respect to the Trust Loan (as defined herein) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Citigroup Commercial Mortgage Securities Inc. (the “Depositor”) provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Trust Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Trust Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Trust Loan,
iii.	Whether the originator(s) of the Trust Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Trust Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the information and use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

2 September 2020

Attachment A Page 1 of 9

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of certain promissory notes (collectively, the “Trust Notes”) comprised of:
i.	Certain senior A promissory notes (collectively, the “Trust A Notes”) and
ii.	Certain senior B promissory notes (collectively, the “Trust B Notes”),
b.	The Trust Notes evidence a portion (such portion, the “Trust Loan”) of a fixed-rate, interest-only commercial mortgage loan (the “Mortgage Loan”), comprised of the Trust Loan and:
i.	Certain additional senior A promissory notes (collectively, the “Companion A Notes,” together with the Trust A Notes, the “A Notes”),
ii.	Certain additional senior B promissory notes (collectively, the “Companion Senior B Notes”),
iii.	Certain junior B promissory notes (collectively, the “Companion Junior B Notes,” together with the Companion Senior B Notes, the “Companion B Notes,” and the Companion B Notes, together with the Trust B Notes, the “B Notes”) and
iv.	Four additional subordinate C promissory notes (collectively, the “Companion C Notes”)

which will not be assets of the Issuing Entity,

c.	The Trust A Notes are pari passu in right of payment with the Companion A Notes,
d.	The A Notes are senior in right of payment to the B Notes and Companion C Notes,
e.	The B Notes (together with the A Notes, the “A and B Notes”) are senior in right of payment to the Companion C Notes and
f.	The Mortgage Loan is secured by, among other things, first priority deeds of trust on the borrowers’ fee simple interests in two resort and casino properties known as the MGM Grand and Mandalay Bay resorts located in Las Vegas, Nevada (each, a “Property” and collectively, the “Properties”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan, A and B Notes, Trust Loan, Trust A Notes, Trust B Notes, Companion A Notes, Companion B Notes, Companion C Notes and Properties as of 5 September 2020 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 9

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan, A and B Notes, Trust Loan, Trust A Notes, Trust B Notes, Companion A Notes, Companion B Notes, Companion C Notes and Properties as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Loan Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Loan Payment Date and
b.	ARD Loan Maturity Date,

as shown on the Final Data File, we recalculated the “Original Balloon Term (Months)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:

a.	A Notes Trust Original Amount ($) and

b.	Companion A Notes Original Amount ($),

as shown on the Final Data File, we recalculated the “Total Original A Notes Amount ($)” of the A Notes. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:

a.	B Notes Trust Original Amount ($) and

b.	Companion B Notes Original Amount ($),

as shown on the Final Data File, we recalculated the “Total Original B Notes Amount ($)” of the B Notes. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:

a.	Total Original A Notes Amount ($) and

b.	Total Original B Notes Amount ($),

as shown on the Final Data File, we calculated the aggregate original principal balance of the A and B Notes (the “Total Original A and B Notes Amount ($)”).

Attachment A Page 3 of 9

9.	The applicable Source Document(s) indicate that the Mortgage Loan is interest-only for its entire term. Based on this information, the Depositor instructed us to:
a.	Use the “Original Balloon Term (Months),” as shown on the Final Data File, for the original interest-only period of the Mortgage Loan (the “IO Period”),
b.	Use “0” for the original amortization term of the Mortgage Loan (the “Original Amort Term (Months)”),
c.	Use the “Whole Loan Original Amount ($)” of the Mortgage Loan and each Property, as shown on the Final Data File, as:
i.	The principal balance of the Mortgage Loan and each Property as of the Reference Date (the “Whole Loan Cut-off Date Amount ($)”) and
ii.	The principal balance of the Mortgage Loan and each Property as of the “ARD Loan Maturity Date” of the Mortgage Loan (the “Whole Loan Maturity Balance ($)”),
d.	Use the “Total Original A Notes Amount ($),” as shown on the Final Data File, as:
i.	The principal balance of the A Notes as of the Reference Date (the “Cut-off Date Total A Notes Amount ($)”) and
ii.	The principal balance of the A Notes as of the “ARD Loan Maturity Date” of the Mortgage Loan (the “Maturity Balance Total A Notes Amount ($)”),
e.	Use the “A Notes Trust Original Amount ($),” as shown on the Final Data File, as:
i.	The principal balance of the Trust A Notes as of the Reference Date (the “Cut-off Date A Notes Trust Amount ($)”) and
ii.	The principal balance of the Trust A Notes as of the “ARD Loan Maturity Date” of the Mortgage Loan (the “Maturity Balance A Notes Trust Amount ($)”),
f.	Use the “Companion A Notes Original Amount ($),” as shown on the Final Data File, as:
i.	The principal balance of the Companion A Notes as of the Reference Date (the “Cut-off Date Companion A Notes Amount ($)”) and
ii.	The principal balance of the Companion A Notes as of the “ARD Loan Maturity Date” of the Mortgage Loan (the “Maturity Balance Companion A Notes Amount ($)”),
g.	Use the “Total Original B Notes Amount ($),” as shown on the Final Data File, as:
i.	The principal balance of the B Notes as of the Reference Date (the “Cut-off Date Total B Notes Amount ($)”) and
ii.	The principal balance of the B Notes as of the “ARD Loan Maturity Date” of the Mortgage Loan (the “Maturity Balance Total B Notes Amount ($)”),
h.	Use the “B Notes Trust Original Amount ($),” as shown on the Final Data File, as:
i.	The principal balance of the Trust B Notes as of the Reference Date (the “Cut-off Date B Notes Trust Amount ($)”) and
ii.	The principal balance of the Trust B Notes as of the “ARD Loan Maturity Date” of the Mortgage Loan (the “Maturity Balance B Notes Trust Amount ($)”),
i.	Use the “Companion B Notes Original Amount ($),” as shown on the Final Data File, as:
i.	The principal balance of the Companion B Notes as of the Reference Date (the “Cut-off Date Companion B Notes Amount ($)”) and
ii.	The principal balance of the Companion B Notes as of the “ARD Loan Maturity Date” of the Mortgage Loan (the “Maturity Balance Companion B Notes Amount ($)”) and

Attachment A Page 4 of 9

9. (continued)

j.	Use the “Companion C Notes Original Amount ($),” as shown on the Final Data File, as:
i.	The principal balance of the Companion C Notes as of the Reference Date (the “Cut-off Date Companion C Notes Amount ($)”) and
ii.	The principal balance of the Companion C Notes as of the “ARD Loan Maturity Date” of the Mortgage Loan (the “Maturity Balance Companion C Notes Amount ($)”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Additionally, based on this information, the Depositor instructed us to use the “Total Original A and B Notes Amount ($),” as calculated herein, as:

a.	The principal balance of the A and B Notes as of the Reference Date (the “Cut-off Date Total A and B Notes Amount ($)”) and
b.	The principal balance of the A and B Notes as of the “ARD Loan Maturity Date” of the Mortgage Loan (the “Maturity Balance Total A and B Notes Amount ($)”).

10.	Using the:
a.	Total Original A Notes Amount ($),
b.	Total Original B Notes Amount ($),
c.	Companion C Notes Original Amount ($),
d.	A Note Interest Rate,
e.	B Note Interest Rate and
f.	C Note Interest Rate,

as shown on the Final Data File, we recalculated the “Whole Loan Interest Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the:
a.	Original Balloon Term (Months),
b.	IO Period and
c.	Seasoning,

as shown on the Final Data File, we recalculated the:

i.	Remaining Term To Maturity (Months) and
ii.	Remaining IO Term (Months)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 9

12.	Using the:
a.	A Notes Trust Original Amount ($),
b.	B Notes Trust Original Amount ($),
c.	A Note Interest Rate,
d.	B Note Interest Rate and
e.	Interest Calculation (30/360 / Actual/360),

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Trust Monthly Debt Service Payment ($) and
ii.	Trust Annual Debt Service Payment ($)

of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Trust Monthly Debt Service Payment ($)” of the Trust Loan as 1/12th of the sum of:

a.	The product of, rounded to two decimal places:
i.	The “A Notes Trust Original Amount ($),” as shown on the Final Data File,
ii.	The “A Note Interest Rate,” as shown on the Final Data File, and
iii.	365/360 and
b.	The product of, rounded to two decimal places:
i.	The “B Notes Trust Original Amount ($),” as shown on the Final Data File,
ii.	The “B Note Interest Rate,” as shown on the Final Data File, and
iii.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Trust Annual Debt Service Payment ($)” of the Trust Loan as twelve (12) times the “Trust Monthly Debt Service Payment ($),” as shown on the Final Data File.

13.	Using the:
a.	Total Original A Notes Amount ($),
b.	Total Original B Notes Amount ($),
c.	A Note Interest Rate,
d.	B Note Interest Rate and
e.	Interest Calculation (30/360 / Actual/360),

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we calculated the:

i.	Monthly debt service payment of the A and B Notes (the “A and B Notes Monthly Debt Service Payment ($)”) and
ii.	Annual debt service payment of the A and B Notes (the “A and B Notes Annual Debt Service Payment ($)”).

Attachment A Page 6 of 9

13. (continued)

For the purpose of this procedure, the Depositor instructed us to calculate the “A and B Notes Monthly Debt Service Payment ($)” of the A and B Notes as 1/12th of the sum of:

a.	The product of, rounded to two decimal places:

i.	The “Total Original A Notes Amount ($),” as shown on the Final Data File,

ii.	The “A Note Interest Rate,” as shown on the Final Data File, and
iii.	365/360 and
b.	The product of, rounded to two decimal places:
i.	The “Total Original B Notes Amount ($),” as shown on the Final Data File,
ii.	The “B Note Interest Rate,” as shown on the Final Data File, and
iii.	365/360.

For the purpose of this procedure, the Depositor instructed us to calculate the “A and B Notes Annual Debt Service Payment ($)” of the A and B Notes as twelve (12) times the “A and B Notes Monthly Debt Service Payment ($),” as shown on the Final Data File.

14.	Using the:
a.	Total Original A Notes Amount ($),
b.	Total Original B Notes Amount ($),
c.	Companion C Notes Original Amount ($),
d.	A Note Interest Rate,
e.	B Note Interest Rate,
f.	C Note Interest Rate and
g.	Interest Calculation (30/360 / Actual/360),

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Whole Loan Monthly Debt Service Payment ($) and

ii.	Whole Loan Annual Debt Service Payment ($)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Whole Loan Monthly Debt Service Payment ($)” of the Mortgage Loan as 1/12th of the sum of:

a.	The product of, rounded to two decimal places:

i.	The “Total Original A Notes Amount ($),” as shown on the Final Data File,

ii.	The “A Note Interest Rate,” as shown on the Final Data File, and
iii.	365/360,
b.	The product of, rounded to two decimal places:
i.	The “Total Original B Notes Amount ($),” as shown on the Final Data File,
ii.	The “B Note Interest Rate,” as shown on the Final Data File, and
iii.	365/360 and
c.	The product of, rounded to two decimal places:
i.	The “Companion C Notes Original Amount ($),” as shown on the Final Data File,
ii.	The “C Note Interest Rate,” as shown on the Final Data File, and
iii.	365/360.

Attachment A Page 7 of 9

14. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Whole Loan Annual Debt Service Payment ($)” of the Mortgage Loan as twelve (12) times the “Whole Loan Monthly Debt Service Payment ($),” as shown on the Final Data File.

15.	Using
a.	The:
i.	Cut-off Date Total A Notes Amount ($),
ii.	Whole Loan Cut-off Date Amount ($),
iii.	As-Is Real Property Appraised Value,
iv.	As-Is Appraised Value (Fee Simple) and
v.	Rooms,

as shown on the Final Data File,

b.	The “Cut-off Date Total A and B Notes Amount ($),” as calculated herein, and
c.	The applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular,

we recalculated the:

i.	Cut-off Date Total A Notes Amount per Room ($),
ii.	Cut-off Date Total A and B Notes Amount per Room ($),
iii.	Whole Loan Cut-off Date Amount per Room ($),
iv.	As-Is Real Property Appraised Value per Room and
v.	As-Is Appraised Value (Fee Simple) per Room

of the A Notes, A and B Notes and Mortgage Loan, as applicable, and with respect to items iv. and v. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

16.	Using:
a.	The:
i.	Total Original A and B Notes Amount ($),
ii.	Cut-off Date Total A and B Notes Amount ($),
iii.	Maturity Balance Total A and B Notes Amount ($) and
iv.	A and B Notes Annual Debt Service Payment ($),

as calculated herein,

b.	The:
i.	UW EBITDAR,
ii.	UW Net Cash Flow,
iii.	Master Lease Annual Base Rent,
iv.	As-Is Real Property Appraised Value and
v.	As-Is Appraised Value (Fee Simple),

as shown on the Final Data File, and

c.	The applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular,

we recalculated the:

i.	A and B Notes UW EBITDAR DSCR,

ii.	A and B Notes UW NCF DSCR,
iii.	Master Lease A and B Notes DSCR,

Attachment A Page 8 of 9

16. (continued)

iv.	A and B Notes Cut-off Date LTV (As-Is Real Property Appraised Value),
v.	A and B Notes Maturity Date LTV (As-Is Real Property Appraised Value),
vi.	A and B Notes Cut-off Date LTV (As-Is Appraised Value),
vii.	A and B Notes Maturity Date LTV (As-Is Appraised Value),
viii.	A and B Notes UW EBITDAR Debt Yield,
ix.	A and B Notes UW NCF Debt Yield and
x.	Master Lease A and B Notes Debt Yield

of the A and B Notes. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through iii. above to two decimal places and
b.	Round the characteristics listed in iv. through x. above to the nearest 1/10th of one percent.

17.	Using the:
a.	Whole Loan Original Amount ($),
b.	Whole Loan Cut-off Date Amount ($),
c.	Whole Loan Maturity Balance ($),
d.	Whole Loan Annual Debt Service Payment ($),
e.	UW EBITDAR,
f.	UW Net Cash Flow,
g.	Master Lease Annual Base Rent,
h.	As-Is Real Property Appraised Value and
i.	As-Is Appraised Value (Fee Simple),

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Whole Loan UW EBITDAR DSCR,

ii.	Whole Loan UW NCF DSCR,
iii.	Master Lease Whole Loan DSCR,
iv.	Whole Loan Cut-off Date LTV (As-Is Real Property Appraised Value),
v.	Whole Maturity Date LTV (As-Is Real Property Appraised Value),
vi.	Whole Loan Cut-off Date LTV (As-Is Appraised Value),
vii.	Whole Maturity Date LTV (As-Is Appraised Value),
viii.	Whole Loan UW EBITDAR Debt Yield,
ix.	Whole Loan UW NCF Debt Yield and
x.	Master Lease Whole Loan Debt Yield

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through iii. above to two decimal places and
b.	Round the characteristics listed in iv. through x. above to the nearest 1/10th of one percent.

Attachment A Page 9 of 9

18.	Using the:
a.	2015 EBITDAR,
b.	2016 EBITDAR,
c.	2017 EBITDAR,
d.	2018 EBITDAR,
e.	2019 EBITDAR,
f.	June 2020 TTM EBITDAR,
g.	UW EBITDAR and
h.	Master Lease Annual Base Rent,

as shown on the Final Data File, we recalculated the:

i.	2015 EBITDAR to Master Lease Rent Coverage,
ii.	2016 EBITDAR to Master Lease Rent Coverage,
iii.	2017 EBITDAR to Master Lease Rent Coverage,
iv.	2018 EBITDAR to Master Lease Rent Coverage,
v.	2019 EBITDAR to Master Lease Rent Coverage,
vi.	June 2020 TTM EBITDAR to Master Lease Rent Coverage and
vii.	UW EBITDAR to Master Lease Rent Coverage

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to round the characteristics listed in i. through vii. above to two decimal places.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan Source Documents

Source Document Title	Source Document Date

Promissory Notes	14 February 2020

Mortgage Loan Agreement	14 February 2020

Second Amendment to Mortgage Loan Agreement	1 May 2020

Settlement Statement	14 February 2020

Cash Management Agreement	14 February 2020

Guaranty Agreement	14 February 2020

Escrow Instruction Letter	14 February 2020

Master Lease Agreement	14 February 2020

Master Lease Abstract	Not Dated

Property Source Documents

Source Document Title	Source Document Date

Appraisal Reports	Various

Pro Forma Title Policy	Not Dated

Engineering Reports	11 February 2020

Underwriter’s Summary Report	Not Dated

Environmental Phase I Reports	11 February 2020

Insurance Review Document	Not Dated

Tenant Lease Agreements	Various

O&M Plan Agreement	14 February 2020

USPS Internet Site (www.usps.com)	Not Applicable

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
County	Appraisal Report
Zip	USPS Internet Site (www.usps.com)
Market	Appraisal Report
Submarket	Appraisal Report
Built	Appraisal Report
Renovated	Appraisal Report
Rooms	Appraisal Report
Occupancy (%)	Underwriter’s Summary Report
Occupancy Date	Underwriter’s Summary Report
Unit of Measure	Underwriter’s Summary Report
Ownership Interest	Pro Forma Title Policy

Third Party Information:

Characteristic	Source Document(s)

Appraisal Report Provider	Appraisal Report
As-Is Real Property Appraised Value	Appraisal Report
As-Is Real Property Appraised Value Date	Appraisal Report
As-Is Appraised Value (Fee Simple)	Appraisal Report
As-Is Appraised (Fee Simple) Value Date	Appraisal Report
Land Value	Appraisal Report
Land Value Date	Appraisal Report
Engineering Report Provider	Engineering Report
Engineering Report Date	Engineering Report
Seismic Zone	Engineering Report
Environmental Report Provider	Environmental Phase I Report
Environmental Report Date	Environmental Phase I Report
Phase II Required	Environmental Phase I Report
ACM O&M Plan	Environmental Phase I Report

Exhibit 2 to Attachment A

Hotel Operating Information:

Characteristic	Source Document(s)

2015 Historical Occupancy	Underwriter’s Summary Report
2016 Historical Occupancy	Underwriter’s Summary Report
2017 Historical Occupancy	Underwriter’s Summary Report
2018 Historical Occupancy	Underwriter’s Summary Report
2019 Historical Occupancy	Underwriter’s Summary Report
June 2020 TTM Historical Occupancy	Underwriter’s Summary Report
UW Historical Occupancy	Underwriter’s Summary Report
Adjusted UW Historical Occupancy	Underwriter’s Summary Report
2015 ADR	Underwriter’s Summary Report
2016 ADR	Underwriter’s Summary Report
2017 ADR	Underwriter’s Summary Report
2018 ADR	Underwriter’s Summary Report
2019 ADR	Underwriter’s Summary Report
June 2020 TTM ADR	Underwriter’s Summary Report
UW ADR	Underwriter’s Summary Report
Adjusted UW ADR	Underwriter’s Summary Report
2015 RevPAR	Underwriter’s Summary Report
2016 RevPAR	Underwriter’s Summary Report
2017 RevPAR	Underwriter’s Summary Report
2018 RevPAR	Underwriter’s Summary Report
2019 RevPAR	Underwriter’s Summary Report
June 2020 TTM RevPAR	Underwriter’s Summary Report
UW RevPAR	Underwriter’s Summary Report
Adjusted UW RevPAR	Underwriter’s Summary Report

Underwriting Information: (see Note 2)

Characteristic	Source Document(s)

2015 Hotel Revenue	Underwriter’s Summary Report
2016 Hotel Revenue	Underwriter’s Summary Report
2017 Hotel Revenue	Underwriter’s Summary Report
2018 Hotel Revenue	Underwriter’s Summary Report
2019 Hotel Revenue	Underwriter’s Summary Report
June 2020 TTM Hotel Revenue	Underwriter’s Summary Report
UW Hotel Revenue	Underwriter’s Summary Report
Adjusted UW Hotel Revenue	Underwriter’s Summary Report
2015 Casino Revenue	Underwriter’s Summary Report
2016 Casino Revenue	Underwriter’s Summary Report
2017 Casino Revenue	Underwriter’s Summary Report
2018 Casino Revenue	Underwriter’s Summary Report
2019 Casino Revenue	Underwriter’s Summary Report
June 2020 TTM Casino Revenue	Underwriter’s Summary Report
UW Casino Revenue	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document(s)

Adjusted UW Casino Revenue	Underwriter’s Summary Report
2015 F&B Revenue	Underwriter’s Summary Report
2016 F&B Revenue	Underwriter’s Summary Report
2017 F&B Revenue	Underwriter’s Summary Report
2018 F&B Revenue	Underwriter’s Summary Report
2019 F&B Revenue	Underwriter’s Summary Report
June 2020 TTM F&B Revenue	Underwriter’s Summary Report
UW F&B Revenue	Underwriter’s Summary Report
Adjusted UW F&B Revenue	Underwriter’s Summary Report
2015 Operated Retail Revenue	Underwriter’s Summary Report
2016 Operated Retail Revenue	Underwriter’s Summary Report
2017 Operated Retail Revenue	Underwriter’s Summary Report
2018 Operated Retail Revenue	Underwriter’s Summary Report
2019 Operated Retail Revenue	Underwriter’s Summary Report
June 2020 TTM Operated Retail Revenue	Underwriter’s Summary Report
UW Operated Retail Revenue	Underwriter’s Summary Report
Adjusted UW Operated Retail Revenue	Underwriter’s Summary Report
2015 Leased Retail Revenue	Underwriter’s Summary Report
2016 Leased Retail Revenue	Underwriter’s Summary Report
2017 Leased Retail Revenue	Underwriter’s Summary Report
2018 Leased Retail Revenue	Underwriter’s Summary Report
2019 Leased Retail Revenue	Underwriter’s Summary Report
June 2020 TTM Leased Retail Revenue	Underwriter’s Summary Report
UW Leased Retail Revenue	Underwriter’s Summary Report
Adjusted UW Leased Retail Revenue	Underwriter’s Summary Report
2015 Entertainment Revenue	Underwriter’s Summary Report
2016 Entertainment Revenue	Underwriter’s Summary Report
2017 Entertainment Revenue	Underwriter’s Summary Report
2018 Entertainment Revenue	Underwriter’s Summary Report
2019 Entertainment Revenue	Underwriter’s Summary Report
June 2020 TTM Entertainment Revenue	Underwriter’s Summary Report
UW Entertainment Revenue	Underwriter’s Summary Report
Adjusted UW Entertainment Revenue	Underwriter’s Summary Report
2015 Other Operations Revenue	Underwriter’s Summary Report
2016 Other Operations Revenue	Underwriter’s Summary Report
2017 Other Operations Revenue	Underwriter’s Summary Report
2018 Other Operations Revenue	Underwriter’s Summary Report
2019 Other Operations Revenue	Underwriter’s Summary Report
June 2020 TTM Other Operations Revenue	Underwriter’s Summary Report
UW Other Operations Revenue	Underwriter’s Summary Report
Adjusted UW Other Operations Revenue	Underwriter’s Summary Report
2015 Other Revenue	Underwriter’s Summary Report
2016 Other Revenue	Underwriter’s Summary Report
2017 Other Revenue	Underwriter’s Summary Report
2018 Other Revenue	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document(s)

2019 Other Revenue	Underwriter’s Summary Report
June 2020 TTM Other Revenue	Underwriter’s Summary Report
UW Other Revenue	Underwriter’s Summary Report
Adjusted UW Other Revenue	Underwriter’s Summary Report
2015 Total Revenue	Underwriter’s Summary Report
2016 Total Revenue	Underwriter’s Summary Report
2017 Total Revenue	Underwriter’s Summary Report
2018 Total Revenue	Underwriter’s Summary Report
2019 Total Revenue	Underwriter’s Summary Report
June 2020 TTM Total Revenue	Underwriter’s Summary Report
UW Total Revenue	Underwriter’s Summary Report
Adjusted UW Total Revenue	Underwriter’s Summary Report
2015 Hotel Expense	Underwriter’s Summary Report
2016 Hotel Expense	Underwriter’s Summary Report
2017 Hotel Expense	Underwriter’s Summary Report
2018 Hotel Expense	Underwriter’s Summary Report
2019 Hotel Expense	Underwriter’s Summary Report
June 2020 TTM Hotel Expense	Underwriter’s Summary Report
UW Hotel Expense	Underwriter’s Summary Report
Adjusted UW Hotel Expense	Underwriter’s Summary Report
2015 Casino Expense	Underwriter’s Summary Report
2016 Casino Expense	Underwriter’s Summary Report
2017 Casino Expense	Underwriter’s Summary Report
2018 Casino Expense	Underwriter’s Summary Report
2019 Casino Expense	Underwriter’s Summary Report
June 2020 TTM Casino Expense	Underwriter’s Summary Report
UW Casino Expense	Underwriter’s Summary Report
Adjusted UW Casino Expense	Underwriter’s Summary Report
2015 F&B Expense	Underwriter’s Summary Report
2016 F&B Expense	Underwriter’s Summary Report
2017 F&B Expense	Underwriter’s Summary Report
2018 F&B Expense	Underwriter’s Summary Report
2019 F&B Expense	Underwriter’s Summary Report
June 2020 TTM F&B Expense	Underwriter’s Summary Report
UW F&B Expense	Underwriter’s Summary Report
Adjusted UW F&B Expense	Underwriter’s Summary Report
2015 Retail Expense	Underwriter’s Summary Report
2016 Retail Expense	Underwriter’s Summary Report
2017 Retail Expense	Underwriter’s Summary Report
2018 Retail Expense	Underwriter’s Summary Report
2019 Retail Expense	Underwriter’s Summary Report
June 2020 TTM Retail Expense	Underwriter’s Summary Report
UW Retail Expense	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document(s)

Adjusted UW Retail Expense	Underwriter’s Summary Report
2015 Entertainment Expense	Underwriter’s Summary Report
2016 Entertainment Expense	Underwriter’s Summary Report
2017 Entertainment Expense	Underwriter’s Summary Report
2018 Entertainment Expense	Underwriter’s Summary Report
2019 Entertainment Expense	Underwriter’s Summary Report
June 2020 TTM Entertainment Expense	Underwriter’s Summary Report
UW Entertainment Expense	Underwriter’s Summary Report
Adjusted UW Entertainment Expense	Underwriter’s Summary Report
2015 Other Operations Expense	Underwriter’s Summary Report
2016 Other Operations Expense	Underwriter’s Summary Report
2017 Other Operations Expense	Underwriter’s Summary Report
2018 Other Operations Expense	Underwriter’s Summary Report
2019 Other Operations Expense	Underwriter’s Summary Report
June 2020 TTM Other Operations Expense	Underwriter’s Summary Report
UW Other Operations Expense	Underwriter’s Summary Report
Adjusted UW Other Operations Expense	Underwriter’s Summary Report
2015 Other Expenses	Underwriter’s Summary Report
2016 Other Expenses	Underwriter’s Summary Report
2017 Other Expenses	Underwriter’s Summary Report
2018 Other Expenses	Underwriter’s Summary Report
2019 Other Expenses	Underwriter’s Summary Report
June 2020 TTM Other Expenses	Underwriter’s Summary Report
UW Other Expenses	Underwriter’s Summary Report
Adjusted UW Other Expenses	Underwriter’s Summary Report
2015 Total Departmental Expenses	Underwriter’s Summary Report
2016 Total Departmental Expenses	Underwriter’s Summary Report
2017 Total Departmental Expenses	Underwriter’s Summary Report
2018 Total Departmental Expenses	Underwriter’s Summary Report
2019 Total Departmental Expenses	Underwriter’s Summary Report
June 2020 TTM Total Departmental Expenses	Underwriter’s Summary Report
UW Total Departmental Expenses	Underwriter’s Summary Report
Adjusted UW Total Departmental Expenses	Underwriter’s Summary Report
2015 Total Departmental Income	Underwriter’s Summary Report
2016 Total Departmental Income	Underwriter’s Summary Report
2017 Total Departmental Income	Underwriter’s Summary Report
2018 Total Departmental Income	Underwriter’s Summary Report
2019 Total Departmental Income	Underwriter’s Summary Report
June 2020 TTM Total Departmental Income	Underwriter’s Summary Report
UW Total Departmental Income	Underwriter’s Summary Report
Adjusted UW Total Departmental Income	Underwriter’s Summary Report
2015 Property Maintenance	Underwriter’s Summary Report
2016 Property Maintenance	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document(s)

2017 Property Maintenance	Underwriter’s Summary Report
2018 Property Maintenance	Underwriter’s Summary Report
2019 Property Maintenance	Underwriter’s Summary Report
June 2020 TTM Property Maintenance	Underwriter’s Summary Report
UW Property Maintenance	Underwriter’s Summary Report
Adjusted UW Property Maintenance	Underwriter’s Summary Report
2015 Property Administration	Underwriter’s Summary Report
2016 Property Administration	Underwriter’s Summary Report
2017 Property Administration	Underwriter’s Summary Report
2018 Property Administration	Underwriter’s Summary Report
2019 Property Administration	Underwriter’s Summary Report
June 2020 TTM Property Administration	Underwriter’s Summary Report
UW Property Administration	Underwriter’s Summary Report
Adjusted UW Property Administration	Underwriter’s Summary Report
2015 Marketing & Advertising	Underwriter’s Summary Report
2016 Marketing & Advertising	Underwriter’s Summary Report
2017 Marketing & Advertising	Underwriter’s Summary Report
2018 Marketing & Advertising	Underwriter’s Summary Report
2019 Marketing & Advertising	Underwriter’s Summary Report
June 2020 TTM Marketing & Advertising	Underwriter’s Summary Report
UW Marketing & Advertising	Underwriter’s Summary Report
Adjusted UW Marketing & Advertising	Underwriter’s Summary Report
2015 Total Undistributed Expenses	Underwriter’s Summary Report
2016 Total Undistributed Expenses	Underwriter’s Summary Report
2017 Total Undistributed Expenses	Underwriter’s Summary Report
2018 Total Undistributed Expenses	Underwriter’s Summary Report
2019 Total Undistributed Expenses	Underwriter’s Summary Report
June 2020 TTM Total Undistributed Expenses	Underwriter’s Summary Report
UW Total Undistributed Expenses	Underwriter’s Summary Report
Adjusted UW Total Undistributed Expenses	Underwriter’s Summary Report
2015 Management Fee	Underwriter’s Summary Report
2016 Management Fee	Underwriter’s Summary Report
2017 Management Fee	Underwriter’s Summary Report
2018 Management Fee	Underwriter’s Summary Report
2019 Management Fee	Underwriter’s Summary Report
June 2020 TTM Management Fee	Underwriter’s Summary Report
UW Management Fee	Underwriter’s Summary Report
Adjusted UW Management Fee	Underwriter’s Summary Report
2015 Income Before Fixed Charges	Underwriter’s Summary Report
2016 Income Before Fixed Charges	Underwriter’s Summary Report
2017 Income Before Fixed Charges	Underwriter’s Summary Report
2018 Income Before Fixed Charges	Underwriter’s Summary Report
2019 Income Before Fixed Charges	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document(s)

June 2020 TTM Income Before Fixed Charges	Underwriter’s Summary Report
UW Income Before Fixed Charges	Underwriter’s Summary Report
Adjusted UW Income Before Fixed Charges	Underwriter’s Summary Report
2015 Real Estate Taxes	Underwriter’s Summary Report
2016 Real Estate Taxes	Underwriter’s Summary Report
2017 Real Estate Taxes	Underwriter’s Summary Report
2018 Real Estate Taxes	Underwriter’s Summary Report
2019 Real Estate Taxes	Underwriter’s Summary Report
June 2020 TTM Real Estate Taxes	Underwriter’s Summary Report
UW Real Estate Taxes	Underwriter’s Summary Report
Adjusted UW Real Estate Taxes	Underwriter’s Summary Report
2015 Insurance	Underwriter’s Summary Report
2016 Insurance	Underwriter’s Summary Report
2017 Insurance	Underwriter’s Summary Report
2018 Insurance	Underwriter’s Summary Report
2019 Insurance	Underwriter’s Summary Report
June 2020 TTM Insurance	Underwriter’s Summary Report
UW Insurance	Underwriter’s Summary Report
Adjusted UW Insurance	Underwriter’s Summary Report
2015 Total Fixed & Other Expenses	Underwriter’s Summary Report
2016 Total Fixed & Other Expenses	Underwriter’s Summary Report
2017 Total Fixed & Other Expenses	Underwriter’s Summary Report
2018 Total Fixed & Other Expenses	Underwriter’s Summary Report
2019 Total Fixed & Other Expenses	Underwriter’s Summary Report
June 2020 TTM Total Fixed & Other Expenses	Underwriter’s Summary Report
UW Total Fixed & Other Expenses	Underwriter’s Summary Report
Adjusted UW Total Fixed & Other Expenses	Underwriter’s Summary Report
2015 Net Extraordinary Loss Add-back	Underwriter’s Summary Report
2016 Net Extraordinary Loss Add-back	Underwriter’s Summary Report
2017 Net Extraordinary Loss Add-back	Underwriter’s Summary Report
2018 Net Extraordinary Loss Add-back	Underwriter’s Summary Report
2019 Net Extraordinary Loss Add-back	Underwriter’s Summary Report
June 2020 TTM Net Extraordinary Loss Add-back	Underwriter’s Summary Report
UW Net Extraordinary Loss Add-back	Underwriter’s Summary Report
Adjusted UW Net Extraordinary Loss Add-back	Underwriter’s Summary Report
2015 EBITDAR	Underwriter’s Summary Report
2016 EBITDAR	Underwriter’s Summary Report
2017 EBITDAR	Underwriter’s Summary Report
2018 EBITDAR	Underwriter’s Summary Report
2019 EBITDAR	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document(s)

June 2020 TTM EBITDAR	Underwriter’s Summary Report
UW EBITDAR	Underwriter’s Summary Report
Adjusted UW EBITDAR	Underwriter’s Summary Report
2015 FF&E Reserve	Underwriter’s Summary Report
2016 FF&E Reserve	Underwriter’s Summary Report
2017 FF&E Reserve	Underwriter’s Summary Report
2018 FF&E Reserve	Underwriter’s Summary Report
2019 FF&E Reserve	Underwriter’s Summary Report
June 2020 TTM FF&E Reserve	Underwriter’s Summary Report
UW FF&E Reserve	Underwriter’s Summary Report
Adjusted UW FF&E Reserve	Underwriter’s Summary Report
2015 Net Cash Flow	Underwriter’s Summary Report
2016 Net Cash Flow	Underwriter’s Summary Report
2017 Net Cash Flow	Underwriter’s Summary Report
2018 Net Cash Flow	Underwriter’s Summary Report
2019 Net Cash Flow	Underwriter’s Summary Report
June 2020 TTM Net Cash Flow	Underwriter’s Summary Report
UW Net Cash Flow	Underwriter’s Summary Report
Adjusted UW Net Cash Flow	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Upfront Tax Escrow ($)	Mortgage Loan Agreement and Settlement Statement
Monthly Tax Escrow ($)	Mortgage Loan Agreement
Tax Escrow Springing Conditions	Mortgage Loan Agreement
Upfront Insurance Escrow ($)	Mortgage Loan Agreement and Settlement Statement
Monthly Insurance Escrow ($)	Mortgage Loan Agreement
Insurance Escrow Springing Conditions	Mortgage Loan Agreement
Upfront Immediate Repairs Reserve ($)	Mortgage Loan Agreement and Settlement Statement
Upfront CapEx Reserve ($)	Mortgage Loan Agreement and Settlement Statement
Monthly CapEx Reserve ($)	Mortgage Loan Agreement
CapEx Reserve Springing Conditions	Mortgage Loan Agreement
CapEx Escrow Cap ($)	Mortgage Loan Agreement
Upfront TI/LC Reserve ($)	Mortgage Loan Agreement and Settlement Statement
Monthly TI/LC Reserve ($)	Mortgage Loan Agreement
TI/LC Reserve Springing Conditions	Mortgage Loan Agreement
TI/LC Reserve Cap ($)	Mortgage Loan Agreement
Upfront Other Reserve	Mortgage Loan Agreement and Settlement Statement
Ongoing Other Reserve	Mortgage Loan Agreement
Other Reserve Description	Mortgage Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information:

Characteristic	Source Document(s)

Origination Date	Mortgage Loan Agreement
Whole Loan Original Amount ($)	Mortgage Loan Agreement
A Note Interest Rate	Second Amendment to Mortgage Loan Agreement
B Note Interest Rate	Second Amendment to Mortgage Loan Agreement
C Note Interest Rate	Second Amendment to Mortgage Loan Agreement
Interest Accrual Period	Mortgage Loan Agreement
Interest Calculation (30/360 / Actual/360)	Mortgage Loan Agreement
Amort Type	Mortgage Loan Agreement
Grace Period	Mortgage Loan Agreement
First Loan Payment Date	Mortgage Loan Agreement
Final Maturity Date	Mortgage Loan Agreement
ARD Loan (Yes/No)	Mortgage Loan Agreement
ARD Mortgage Rate After ARD	Mortgage Loan Agreement
Hyper-Amortization Commencement Date	Mortgage Loan Agreement
ARD Loan Maturity Date	Mortgage Loan Agreement
Lockbox (see Note 3)	Mortgage Loan Agreement
Lockbox Type (see Note 4)	Mortgage Loan Agreement
Cash Management (see Note 5)	Mortgage Loan Agreement
Cash Management Triggers	Mortgage Loan Agreement
Prepayment String	Mortgage Loan Agreement
Borrower Name	Mortgage Loan Agreement
Borrower Entity Type	Mortgage Loan Agreement
Carveout Guarantor	Mortgage Loan Agreement
Partial Release	Mortgage Loan Agreement
Partial Release Description	Mortgage Loan Agreement
Future Debt Permitted?	Mortgage Loan Agreement
Future Debt Description	Mortgage Loan Agreement and Second Amendment to Mortgage Loan Agreement
Master Lease Initial Maturity Date	Master Lease Agreement and Master Lease Abstract
Master Lease Extension Options	Master Lease Agreement and Master Lease Abstract
Master Lease Annual Base Rent	Master Lease Agreement and Master Lease Abstract
Master Lease Rent Adjustments	Master Lease Agreement and Master Lease Abstract

Exhibit 2 to Attachment A

Notes:

1.	For the purpose of comparing the:
a.	Address,
b.	City and
c.	State

characteristics, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

3.	For the purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “In Place” if the applicable Source Document(s) require the monthly debt service and reserve accounts to be funded directly from the lockbox account, and any excess cash is either (i) disbursed to the borrower(s) or (ii) retained as additional collateral for the Mortgage Loan.

4.	For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “Hard” if the applicable Source Document(s) require the borrower(s) or manager to direct the tenants, credit card companies or credit card clearing banks to pay rents and/or receipts directly to a lockbox account controlled by the lender(s).

5.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” if:
a.	Prior to the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s), funds in the lockbox are forwarded to an account controlled by the borrower(s) or otherwise made available to the borrower(s) and
b.	Upon the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s), funds in the lockbox are forwarded to a cash management account controlled by the lender(s), and the funds are disbursed according to the applicable Source Document(s).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Inclusion Indicator
Control
Property Name
Seismic Report Date
PML (SEL)
PML (SUL)
Administrative Fee Rate (%)
A Notes Trust Original Amount ($)
Companion A Notes Original Amount ($)
B Notes Trust Original Amount ($)
Companion B Notes Original Amount ($)
Companion C Notes Original Amount ($)

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.